Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024		Jan. 01, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Available-for-sale debt securities, at fair value			$ 0			$ 152,183
Convertible debt, net of debt discount		$ 206,100	40,700			58,500
Obligation to return digital asset collateral — embedded derivatives	[1]		0		$ 1,392
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents		53,958,277	37,841,697			22,237,963
Available-for-sale debt securities, at fair value			0			111,407
Digital assets		35,113	31,330	[2]		3,297	[2]
Digital financial assets		532	14,328			0
Investments - derivatives and embedded derivatives		0	0	[2],[3]		0	[2],[3]
Total assets		53,993,922	37,887,355			22,352,667
Convertible debt, net of debt discount		0	0			0
Obligation to return digital asset collateral — embedded derivatives	[4],[5]		0			0
Warrant liability		0	0			0
Total liabilities		0	0			0
Fair Value, Inputs, Level 1 [Member] | Previously Reported [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total assets			37,877,355
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents		0	0			0
Available-for-sale debt securities, at fair value			0			128,716
Digital assets		0	0	[2]		0	[2]
Digital financial assets		0	0			0
Investments - derivatives and embedded derivatives		3,723	9,332	[2],[3]		4,108	[2],[3]
Total assets		3,723	9,332			132,824
Convertible debt, net of debt discount		0	0			0
Obligation to return digital asset collateral — embedded derivatives	[4],[5]		0			1,392
Warrant liability		0	0			0
Total liabilities		0	0			1,392
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents		0	0			0
Available-for-sale debt securities, at fair value			0			0
Digital assets		0	0	[2]		0	[2]
Digital financial assets		0	0			0
Investments - derivatives and embedded derivatives		0	0	[2],[3]		0	[2],[3]
Total assets		0	0			0
Convertible debt, net of debt discount		206,140	40,717			58,487
Obligation to return digital asset collateral — embedded derivatives	[4],[5]		0			0
Warrant liability		0	1,591			1,642
Total liabilities		$ 206,140	$ 42,308			$ 60,129

[1]	Represents $1.4 million of embedded derivatives in fair value hedging relationships as of December 31, 2023. The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024.
[2]	Prior to January 1, 2024, only digital assets collateral designated as fair value hedged items are included under the fair value hierarchy. Subsequent to the adoption of ASU 2023-08 on January 1, 2024, digital assets are measured at fair value.
[3]	Excluded the host contract balance of $0.8 million and $1.6 million as of December 31, 2024 and 2023, respectively.
[4]	Excluded obligation to return digital asset collateral of $1.9 million, representing the debt host obligation which is not measured and recorded at fair value as of December 31, 2023.
[5]	The fair value measurement is based on the quoted market price of the underlying digital asset.